Convertible Debentures and Promissory Notes Payable (Details 1) - USD ($)	Feb. 28, 2023	Nov. 30, 2022
Promissory Notes Payable	$ 360,514	$ 360,514
Promissory notes payable to two directors and officers
Promissory Notes Payable	157,437	157,437
Promissory notes payable to third party
Promissory Notes Payable	$ 203,077	$ 203,077